ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	$ 15,743,822	$ 34,483,462
Allowance for doubtful accounts	(1,908,803)	0
Accounts receivable, net	13,835,019	34,483,462
Trade Accounts Receivable One [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	2,753,277	9,078,144
Trade Accounts Receivable Two [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	456,900	526,848
Trade Accounts Receivable Three [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	8,971,464	7,045,546
Trade Accounts Receivable Fourth [Member]
Accounts Receivable, Net, Current [Abstract]
Total accounts receivable	$ 3,562,181	$ 17,832,924